UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/2011

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for the remaining series as appropriate.

Dreyfus Brazil Equity Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Brazil Equity Fund
November 30, 2011 (Unaudited)

Common Stocks--61.4%	Shares	Value ($)
Consumer Discretionary--9.9%
Autometal	70,290	530,571
Localiza Rent a Car	66,668	1,010,149
Mahle-Metal Leve SA Industria e
Comercio	18,697	436,317
Natura Cosmeticos	53,971	1,083,390
Positivo Informatica	68,500	201,521
Santos Brasil Participacoes	34,950	444,521
Technos	74,931	609,111
		4,315,580
Consumer Staples--1.0%
Marfrig Alimentos	95,137	432,453
Energy--5.5%
Petroleo Brasileiro, ADR	96,030	2,407,472
Financial--11.5%
Aliansce Shopping Centers	100,910	786,812
Banco Bradesco, ADR	85,840	1,416,360
Banco do Brasil	129,219	1,729,256
Porto Seguro	47,000	487,063
Sonae Sierra Brasil	45,265	586,729
		5,006,220
Materials--12.6%
Gerdau, ADR	33,900	260,352
Ultrapar Participacoes	15,800	278,019
Ultrapar Participacoes, ADR	185,860	3,302,732
Vale, ADR	77,338	1,691,382
		5,532,485
Telecommunication Services--9.1%
Brasil Telecom, ADR	100,597	1,792,638
Telefonica Brasil, ADR	80,210	2,163,264
		3,955,902
Utilities--11.8%
AES Tiete	113,739	1,349,131
Cia Paranaense de Energia, ADR	84,000	1,692,600

EDP - Energias do Brasil	43,081	919,582
Tractebel Energia	76,370	1,191,783
		5,153,096
Total Common Stocks
(cost $28,531,020)		26,803,208

Preferred Stocks--32.8%
Consumer Discretionary--5.2%
Alpargatas	120,605	731,627
Lojas Americanas	182,567	1,524,463
		2,256,090
Energy--3.2%
Petroleo Brasileiro	114,360	1,394,441
Financial--10.5%
Banco Bradesco	12,756	209,008
Bradespar	58,900	1,079,733
Itausa - Investimentos Itau	568,634	3,317,438
		4,606,179
Materials--9.0%
Confab Industrial	413,035	863,368
Gerdau	205,927	1,537,321
Metalurgica Gerdau	51,110	483,868
Suzano Papel e Celulose	121,925	482,751
Vale, Cl. A	25,162	543,077
		3,910,385
Telecommunication Services--2.0%
Brasil Telecom	83,384	497,994
Telefonica Brasil	14,276	385,251
		883,245
Utilities--2.9%
Cia de Gas de Sao Paulo, Cl. A	37,000	736,583
Cia Paranaense de Energia, Cl. B	26,148	527,631
		1,264,214
Total Preferred Stocks
(cost $17,162,609)		14,314,554

Other Investment--5.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

(cost $2,496,000)	2,496,000[a]	2,496,000

Total Investments (cost $48,189,629)	99.9%	43,613,762
Cash and Receivables (Net)	.1%	48,201
Net Assets	100.0%	43,661,963

ADR - American Depository Receipts
a Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $48,189,628.
Net unrealized depreciation on investments was $4,575,867 of which $1,943,568 related to appreciated investment securities and $6,519,435 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.0
Materials	21.6
Utilities	14.7
Consumer Discretionary	15.1
Telecommunication Services	11.1
Energy	8.7
Money Market Investment	5.7
Consumer Staples	1.0
99.9
† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	41,117,762	-	-	41,117,762
Mutual Funds	2,496,000	-	-	2,496,000
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 17, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	January 17, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)